Cash, Restricted Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash
Cash and Cash Equivalents [Line Items]
Escrow Deposit	$ 500	$ 1,000